UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Nomura Asset Depositor Company, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001841025

PRET 2024-RPL1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Sanil Patel, 212-667-9992

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“SitusAMC”) Form ABS Due Diligence-15E
99.2	SitusAMC Compliance Report
99.3	SitusAMC Modification Report
99.4	SitusAMC Pay History Report
99.5	SitusAMC Title Report
99.6	SitusAMC Loan Level Disposition Report
99.7	SitusAMC Servicing Upload Report
99.8	OneDiligence, LLC (“ProTitle”) Form ABS Due Diligence-15E
99.9	ProTitle Securitization Report
99.10	Recovco Mortgage Management, LLC (“Recovco”) Form ABS Due Diligence-15E
99.11	Recovco Rating Agency Grades
99.12	Recovco Loan Level Exceptions
99.13	Recovco Exception Level
99.14	Recovco Valuation Summary
99.15	Recovco Supplemental Data
99.16	Recovco QM-ATR Report
99.17	Recovco Data Comparison Report
99.18	Selene New Diligence Advisors LLC (“Selene”) Executive Summary
99.19	Selene Modification Report
99.20	Selene Seasoned Modification Report
99.21	Selene Standard Findings Report
99.22	Selene Data Compare Report
99.23	ServiceLink NLS, LLC (“ServiceLink”) Form ABS Due Diligence-15E
99.24	ServiceLink Diligence Report
99.25	Opus Capital Markets Consultants, LLC (“Opus”) Form ABS Due Diligence-15E
99.26	Opus Rating Agency Grades Report
99.27	Opus Exception Report
99.28	Opus Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Nomura Asset Depositor Company, LLC
(Depositor)

Date:	February 28, 2024	/s/ Sanil Patel
		Name:	Sanil Patel
		Title:	Managing Director (senior officer in charge of securitization)